Segment information - Major Customers (Details) - Contract Revenues - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Major Customer [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%
ConocoPhillips
Revenue, Major Customer [Line Items]
Concentration risk percentage	18.00%	18.00%	12.00%
Equinor
Revenue, Major Customer [Line Items]
Concentration risk percentage	15.00%	13.00%	18.00%
Lundin
Revenue, Major Customer [Line Items]
Concentration risk percentage	13.00%	2.00%	0.00%
Northern Ocean
Revenue, Major Customer [Line Items]
Concentration risk percentage	4.00%	13.00%	13.00%
TotalEnergies
Revenue, Major Customer [Line Items]
Concentration risk percentage	0.00%	5.00%	20.00%
Other
Revenue, Major Customer [Line Items]
Concentration risk percentage	50.00%	49.00%	37.00%